Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Apr. 30, 2019
Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	176,579,376	168,007,960	68,279,182
Common stock, shares outstanding	176,579,376	168,007,960	68,279,182